Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	182,411,717.22	14,155
Yield Supplement Overcollateralization Amount 10/31/17	3,645,202.72	0
Receivables Balance 10/31/17	186,056,919.94	14,155
Principal Payments	8,954,578.17	393
Defaulted Receivables	240,384.20	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	3,376,079.23	0
Pool Balance at 11/30/17	173,485,878.34	13,741

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	23.48%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	7,806,864.53
Actual Overcollateralization	7,806,864.53

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	35.12

Delinquent Receivables:
Past Due 31-60 days	3,621,675.99	222
Past Due 61-90 days	852,363.98	52
Past Due 91-120 days	115,496.03	8
Past Due 121+ days	0.00	0
Total	4,589,536.00	282

Total 31+ Delinquent as % Ending Pool Balance	2.65%

Recoveries	184,625.96

Aggregate Net Losses/(Gains) - November 2017	55,758.24

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	1.03%
Second Prior Net Losses Ratio	2.13%
Third Prior Net Losses Ratio	0.94%
Four Month Average	1.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.45%

Flow of Funds	$ Amount

Collections	9,759,437.34
Advances	1,693.99
Investment Earnings on Cash Accounts	8,770.39
Servicing Fee	(155,047.43)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,614,854.29

Distributions of Available Funds
(1) Class A Interest	206,829.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	717,311.61
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,806,864.53
(7) Distribution to Certificateholders	858,672.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,614,854.29

Servicing Fee	155,047.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 11/15/17	174,203,189.95
Principal Paid	8,524,176.14
Note Balance @ 12/15/17	165,679,013.81

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2a
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2b
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-3
Note Balance @ 11/15/17	74,983,189.95
Principal Paid	8,524,176.14
Note Balance @ 12/15/17	66,459,013.81
Note Factor @ 12/15/17	32.5779479%

Class A-4
Note Balance @ 11/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	84,410,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	14,810,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	232,006.15
Total Principal Paid	8,524,176.14
Total Paid	8,756,182.29

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.25028%
Coupon	1.53028%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	83,731.23
Principal Paid	8,524,176.14
Total Paid to A-3 Holders	8,607,907.37

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3285182
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0701426
Total Distribution Amount	12.3986608

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4104472
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.7851772
Total A-3 Distribution Amount	42.1956244

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	84.15
Noteholders' Principal Distributable Amount	915.85

Account Balances	$ Amount

Advances
Balance as of 10/31/17	35,419.76
Balance as of 11/30/17	37,113.75
Change	1,693.99

Reserve Account
Balance as of 11/15/17	1,806,189.65
Investment Earnings	1,410.73
Investment Earnings Paid	(1,410.73)
Deposit/(Withdrawal)	-
Balance as of 12/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65